Stockholders' Equity (Details 2) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions Declared	$ 425,648	$ 426,066	$ 412,265	$ 393,291	$ 1,657,270
Distributions Paid	$ 421,686	$ 423,134	$ 413,477	$ 385,167	$ 1,643,464